Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
July to December 2025	$ 200
Financial year ending 2026 to 2027	$ 367